Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 30,968	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	799,574	769,631	757,267	782,770	864,830
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,839	29,746	33,245	38,386	39,214
Loans	249,900	228,894	230,235	229,536	247,894
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	152	206	250	331	728
Loans	75,465	85,991	96,149	103,708	110,164
Credit Card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	0	0
Loans	24,640	22,836	22,260	24,003	23,555
Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	0	0	0	0	151
Loans	88,371	86,460	86,565	89,058	93,253
Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	26,991	29,952	33,495	38,717	40,093
Loans	438,376	424,181	435,209	446,305	474,866
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	179,870	156,985
30-59 DPD	3,295	4,075
60-89 DPD	1,528	2,012
90-119 DPD	853	1,152
120-179 DPD	1,141	1,704
180+ DPD	6,655	6,665
Government insured/guaranteed loans	29,719	26,555
Loans, excluding Purchased Credit Impaired Loans	223,061	199,148
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	73,256	83,033
30-59 DPD	577	786
60-89 DPD	339	501
90-119 DPD	265	382
120-179 DPD	358	537
180+ DPD	518	546
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	75,313	85,785
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	23,976	22,125
30-59 DPD	211	211
60-89 DPD	143	154
90-119 DPD	122	135
120-179 DPD	187	211
180+ DPD	1	0
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	24,640	22,836
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	74,519	69,712
30-59 DPD	966	963
60-89 DPD	272	275
90-119 DPD	130	127
120-179 DPD	33	33
180+ DPD	5	4
Government insured/guaranteed loans	12,446	15,346
Loans, excluding Purchased Credit Impaired Loans	88,371	86,460
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	351,621	331,855
30-59 DPD	5,049	6,035
60-89 DPD	2,282	2,942
90-119 DPD	1,370	1,796
120-179 DPD	1,719	2,485
180+ DPD	7,179	7,215
Government insured/guaranteed loans	42,165	41,901
Loans, excluding Purchased Credit Impaired Loans	$ 411,385	$ 394,229